Consolidated Statements of Changes in Shareholders’ Deficit	ordinary shares Class A CNY (¥) shares	ordinary shares Class A USD ($) shares	ordinary shares Class B CNY (¥) shares	ordinary shares Class B USD ($) shares	Series Seed convertible preferred shares CNY (¥) shares	Series Seed convertible preferred shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated other comprehensive income/(loss) USD ($)	Total DDC shareholders’ equity/(deficit) CNY (¥)	Total DDC shareholders’ equity/(deficit) USD ($)	Non-redeemable non- controlling interest CNY (¥)	Non-redeemable non- controlling interest USD ($)	CNY (¥) shares	USD ($) shares
Balance (in Dollars)	¥ 90,509		¥ 96,589		¥ 58,565,485				¥ (736,738,408)		¥ 21,497,507		¥ (656,488,318)		¥ 4,569,880		¥ (651,918,438)
Balance (in Shares) | shares	875,000	875,000	875,000	875,000	1,076,501	1,076,501
Balance at Dec. 31, 2020	¥ 90,509		¥ 96,589		¥ 58,565,485				(736,738,408)		21,497,507		(656,488,318)		4,569,880		(651,918,438)
Balance (in Shares) at Dec. 31, 2020 | shares	875,000	875,000	875,000	875,000	1,076,501	1,076,501
Issuance of class A ordinary shares	¥ 455,728						243,798,133						244,253,861				244,253,861
Issuance of class A ordinary shares (in Shares) | shares	4,401,663	4,401,663
Beneficial conversion feature of redeemable convertible preferred shares							16,942,439						16,942,439				16,942,439
Prepaid consideration for acquisitions							28,424,280						28,424,280				28,424,280
Accretion of redeemable convertible preferred shares							(289,164,852)		(92,053,666)				(381,218,518)				(381,218,518)
Net loss									(454,350,226)				(454,350,226)		(4,333,208)		(458,683,434)
Foreign currency translation adjustment, net of nil income taxes											15,902,297		15,902,297				15,902,297
Balance at Dec. 31, 2021	¥ 546,237		¥ 96,589		¥ 58,565,485				(1,283,142,300)		37,399,804		(1,186,534,185)		236,672		(1,186,297,513)
Balance (in Shares) at Dec. 31, 2021 | shares	5,276,663	5,276,663	875,000	875,000	1,076,501	1,076,501
Balance (in Dollars)	¥ 546,237		¥ 96,589		¥ 58,565,485				(1,283,142,300)		37,399,804		(1,186,534,185)		236,672		(1,186,297,513)
Balance (in Shares) | shares	5,276,663	5,276,663	875,000	875,000	1,076,501	1,076,501
Issuance of class A ordinary shares in connection with exercise of share options	¥ 38,724												38,724				¥ 38,724
Issuance of class A ordinary shares in connection with exercise of share options (in Shares) | shares	361,614	361,614															361,614	361,614
Share-based compensation							34,792,255						34,792,255				¥ 34,792,255
Incremental cost of share options modified in connection with deconsolidation of Farm Entities							1,424,721						1,424,721				1,424,721
Business combinations															14,412,584		14,412,584
Accretion of redeemable convertible preferred shares							(36,216,976)		(72,872,633)				(109,089,609)				(109,089,609)
Net loss									(122,025,640)				(122,025,640)		(222,968)		(122,248,608)
Foreign currency translation adjustment, net of nil income taxes											(120,532,078)		(120,532,078)				(120,532,078)
Balance at Dec. 31, 2022	¥ 584,961		¥ 96,589		¥ 58,565,485				(1,478,040,573)		(83,132,274)		(1,501,925,812)		14,426,288		(1,487,499,524)
Balance (in Shares) at Dec. 31, 2022 | shares	5,638,277	5,638,277	875,000	875,000	1,076,501	1,076,501
Balance (in Dollars)	¥ 584,961		¥ 96,589		¥ 58,565,485				(1,478,040,573)		(83,132,274)		(1,501,925,812)		14,426,288		(1,487,499,524)
Balance (in Shares) | shares	5,638,277	5,638,277	875,000	875,000	1,076,501	1,076,501
Share-based compensation							80,272,397						80,272,397				80,272,397
Business combinations	¥ 22,398						11,876,510						11,898,908		1,309,393		13,208,301
Business combinations (in Shares) | shares	196,044	196,044
Acquisition of non- controlling interests							(1,538,381)						(1,538,381)		1,538,381
Issuance of class A ordinary shares	¥ 1,642,299				¥ (58,565,485)		1,835,065,180						1,778,141,994				1,778,141,994
Issuance of class A ordinary shares (in Shares) | shares	14,374,669	14,374,669			(1,076,501)	(1,076,501)
Surrender of class A ordinary shares by one shareholder issuance of share options	¥ (19,362)						19,362
Surrender of class A ordinary shares by one shareholder issuance of share options (in Shares) | shares	(180,807)	(180,807)
Share options issued as the purchase consideration in connection with acquisition of Lin’s							1,072,031						1,072,031				1,072,031
Accretion of redeemable convertible preferred shares							(110,112,796)						(110,112,796)				(110,112,796)
Net loss									(166,341,733)				(166,341,733)		4,366,045		(161,975,688)
Foreign currency translation adjustment, net of nil income taxes											(52,449,470)		(52,449,470)				(52,449,470)
Other
Other (in Shares) | shares	(15)	(15)
Balance at Dec. 31, 2023	¥ 2,230,296	$ 314,131	¥ 96,589	$ 13,604			1,816,654,303	$ 255,870,407	(1,644,382,306)	$ (231,606,404)	(135,581,744)	$ (19,096,289)	39,017,138	$ 5,495,449	21,640,107	$ 3,047,945	60,657,245	$ 8,543,394
Balance (in Shares) at Dec. 31, 2023 | shares	20,028,168	20,028,168	875,000	875,000
Balance (in Dollars)	¥ 2,230,296	$ 314,131	¥ 96,589	$ 13,604			¥ 1,816,654,303	$ 255,870,407	¥ (1,644,382,306)	$ (231,606,404)	¥ (135,581,744)	$ (19,096,289)	¥ 39,017,138	$ 5,495,449	¥ 21,640,107	$ 3,047,945	¥ 60,657,245	$ 8,543,394
Balance (in Shares) | shares	20,028,168	20,028,168	875,000	875,000